Share capital - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Shares purchased and cancelled, average price (in dollars per share)	$ 26.47
Purchase of shares for cancellation	$ 203,544	$ 0
Additional shares purchased and held in trust	11,300	2,000
Contributed surplus
Disclosure of classes of share capital [line items]
Consideration for shares repurchased and cancelled, net of tax, recorded in contributed surplus	$ 94,656	$ 0
Restricted share units
Disclosure of classes of share capital [line items]
Purchased and held in trust, average price (in dollars per share)	$ 21.45	$ 13.62